Cover	May 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 10, 2023
Entity File Number	001-41497
Entity Registrant Name	EF HUTTON ACQUISITION CORPORATION I
Entity Central Index Key	0001922858
Entity Tax Identification Number	86-2559175
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	24 Shipyard Drive
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Hingham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02043
City Area Code	(929)
Local Phone Number	528-0767
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Stock [Member]
Title of 12(b) Security	Common Stock
Trading Symbol	EFHT
Security Exchange Name	NASDAQ
Warrants
Title of 12(b) Security	Warrants
Trading Symbol	EFHTW
Rights [Member]
Title of 12(b) Security	Rights
Trading Symbol	EFHTR